Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, controlled unclassified information, transactional information, and financial information (collectively, “Information Systems and Data”).

Our information security function, Chief Operating Officer (“COO”), engineering operations team, legal team, and third-party service providers are responsible for helping to identify, assess and manage the Company’s cybersecurity threats and risks. In an effort to identify and assess risks from cybersecurity threats, we monitor and evaluate our threat environment and the Company’s risk profile using various methods, including, for example: manual tools, automated tools, subscribing to reports and services that identify cybersecurity threats, evaluating our and our industry’s risk profile, evaluating threats reported to us, coordinating with law enforcement concerning threats, conducting audits, conducting threat assessments for internal and external threats, and conducting vulnerability assessments designed to identify vulnerabilities.

Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example: incident detection and response measures, disaster recovery/business continuity measures, encryption of certain data, network security controls, data segregation, access controls, physical security measures, systems monitoring, employee training, cybersecurity insurance, and asset management, tracking and disposal.

Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, the Company’s information security function works with management in an effort to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business. Our senior management also evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of our board of directors, which evaluates our overall enterprise risk.

From time to time, we use third-party service providers to assist us in identifying, assessing, and managing material risks from cybersecurity threats, including, for example: cybersecurity software providers, managed cybersecurity service providers, penetration testing firms, and professional services firms (including legal counsel).

We use third-party service providers to perform a variety of functions throughout our business, such as application providers, hosting companies, contract manufacturing organizations, and supply chain resources. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.

For a description of the risks from cybersecurity threats that may materially affect us and how they may do so, see our risk factors under “Item 3. Key Information—D. Risk Factors”, including the risk factor entitled “If our information technology systems, those of third parties with whom we work, or our data are or were compromised, we could experience adverse consequences resulting from such compromise, including but not limited to regulatory investigations or actions, litigation, fines and penalties, disruptions of our business operations, reputational harm, loss of revenue or profits, loss of customers or sales and other adverse consequences.”

Cybersecurity Risk Management Processes Integrated [Text Block]	Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

For a description of the risks from cybersecurity threats that may materially affect us and how they may do so, see our risk factors under “Item 3. Key Information—D. Risk Factors”, including the risk factor entitled “If our information technology systems, those of third parties with whom we work, or our data are or were compromised, we could experience adverse consequences resulting from such compromise, including but not limited to regulatory investigations or actions, litigation, fines and penalties, disruptions of our business operations, reputational harm, loss of revenue or profits, loss of customers or sales and other adverse consequences.”

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors’ audit committee is responsible for overseeing the Company’s cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including our COO and DevOps Engineer. Our COO’s experience includes overseeing the Company’s information security function for seven years and other professional activities related to cybersecurity, including presentations at cybersecurity conferences. Our DevOps engineer has approximately five years of experience in cybersecurity-related roles at the Company and prior to joining the Company spent several years in similar roles.

Our COO is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel. Our COO is also responsible for approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our cybersecurity incident response processes are designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including, as relevant, our COO, Chief Executive Officer (“CEO”), and Chief Legal Officer (“CLO”). As relevant to the incident, our COO, CEO, and CLO work with the Company’s incident response team in an effort to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response processes include reporting to the audit committee of the board of directors for certain cybersecurity incidents.

The audit committee receives periodic reports from management concerning the Company’s significant cybersecurity threats and risk and the processes the Company has implemented in an effort to address them. The audit committee also receives various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors’ audit committee is responsible for overseeing the Company’s cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including our COO and DevOps Engineer. Our COO’s experience includes overseeing the Company’s information security function for seven years and other professional activities related to cybersecurity, including presentations at cybersecurity conferences. Our DevOps engineer has approximately five years of experience in cybersecurity-related roles at the Company and prior to joining the Company spent several years in similar roles.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our cybersecurity incident response processes are designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including, as relevant, our COO, Chief Executive Officer (“CEO”), and Chief Legal Officer (“CLO”). As relevant to the incident, our COO, CEO, and CLO work with the Company’s incident response team in an effort to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response processes include reporting to the audit committee of the board of directors for certain cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true